UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1101 Stewart Avenue, Garden City, New York 11530

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

516-542-3000

Date of fiscal year end:

8/31

Date of reporting period:  5/31/2009

Item 1.  Schedule of Investments.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
May 31, 2009

Shares			Value
	COMMON STOCK - 99.3%
	BANKS - 3.3%
3,600	Goldman Sachs Group, Inc. (The)		$ 520,452

	BIOTECHNOLOGY - 3.8%
10,300	Genzyme Corp. *		609,142

	COMMERCIAL SERVICES - 5.1%
24,500	Pharmaceutical Product Development, Inc.		490,735
920	Washington Post Co. (The)		331,200
			821,935
	COMPUTERS - 4.4%
18,200	DST Systems, Inc. *		697,060

	ENGINEERING & CONSTRUCTION - 5.3%
65,900	Chicago Bridge & Iron Co.		850,769

	FOOD - 3.2%
25,000	Safeway, Inc.		506,500

	HEALTHCARE-PRODUCTS - 10.1%
5,900	Becton Dickinson and Co.		399,312
8,500	Johnson & Johnson		468,860
21,800	Medtronic, Inc.		748,830
			1,617,002
	HEALTHCARE-SERVICES - 2.6%
7,900	Quest Diagnostics, Inc.		412,538

	INSURANCE - 16.0%
25,200	Axis Capital Holdings, Ltd.		601,776
24,700	MetLife, Inc.		778,050
19,050	Reinsurance Group of America, Inc.		700,659
11,700	Travelers Cos., Inc. (The)		475,722
			2,556,207
	INTERNET - 2.5%
966	Google, Inc. *		403,044

	METAL FABRICATE/HARDWARE - 3.2%
6,200	Precision Castparts Corp.		511,934

	OFFICE/BUSINESS EQUIPMENT - 3.6%
25,400	Pitney Bowes, Inc.		581,152

	OIL & GAS - 9.9%
12,100	Devon Energy Corp.		765,204
10,350	Transocean, Ltd. *		822,618
			1,587,822
	OIL & GAS SERVICES - 9.7%
12,700	Baker Hughes, Inc.		496,062
9,200	National Oilwell Varco, Inc. *		355,304
34,000	Weatherford International, Ltd. *		703,800
			1,555,166
	RETAIL - 4.3%
23,400	CVS Caremark Corp.		697,320

	SAVINGS & LOANS - 3.9%
48,800	Hudson City Bancorp, Inc.		626,104

	SOFTWARE - 4.2%
32,300	Microsoft Corp.		674,747

	TELECOMMUNICATIONS - 4.2%
45,900	Corning, Inc.		674,730

	TOTAL COMMON STOCK (Cost - $17,937,725)		15,903,624

	SHORT-TERM INVESTMENTS - 1.1%
172,630	Milestone Treasury Obligation Portfolio, Institutional Class, to yield 0.20%, 6/1/09
	(Cost - $172,630)		172,630

	TOTAL INVESTMENTS - 100.4% (Cost - $18,110,355) (a)		$ 16,076,254

	OTHER ASSETS AND LIABILITIES - (0.4%)		(63,569)

	TOTAL NET ASSETS - 100%		$ 16,012,685

	Percentages indicated are based on net assets of $16,012,685

	* Non-income producing securities.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	tax purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 611,660
		Unrealized depreciation:	(2,645,761)
		Net unrealized depreciation:	$ (2,034,101)

Securities valuation policies and other investment related disclosures are hereby  incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard
	No. 157 (FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
	speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of
	investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with
	investing in those securities.

	The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	16,076,254
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	0
Total	16,076,254

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
May 31, 2009

Shares			Value

	COMMON STOCK - 98.8%
	BANKS - 13.4%
38,138	Bank of America Corp.		$ 429,816
6,127	Goldman Sachs Group, Inc. (The)		885,780
18,537	JPMorgan Chase & Co.		684,015
36,631	Wells Fargo & Co.		934,091
			2,933,702
	BIOTECHNOLOGY - 4.2%
12,109	Gilead Sciences, Inc. *		521,898
10,631	Illumina, Inc. *		390,264
			912,162
	CHEMICALS - 1.7%
4,432	Monsanto Co.		364,089

	COMMERCIAL SERVICES - 5.0%
16,262	Visa, Inc.		1,101,100

	COMPUTERS - 11.1%
12,494	Apple, Inc. *		1,696,810
7,023	International Business Machines Corp.		746,404
			2,443,214
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
20,462	American Express Co.		508,481

	ENERGY-ALTERNATE SOURCES - 5.3%
6,149	First Solar, Inc. *		1,168,310

	INTERNET - 13.7%
7,912	Amazon.com, Inc. *		617,057
2,288	Google, Inc. *		954,622
14,758	McAfee, Inc. *		578,956
7,845	Priceline.com, Inc. * +		863,813
			3,014,448
	MEDIA - 1.9%
14,054	McGraw-Hill Cos., Inc. (The)		422,885

	METAL FABRICATE/HARDWARE - 3.0%
7,933	Precision Castparts Corp.		655,028

	MINING - 2.4%
9,817	Freeport-McMoRan Copper & Gold, Inc.		534,339

	OIL & GAS - 10.3%
8,054	Hess Corp.		536,316
18,010	PetroHawk Energy Corp. *		453,852
10,295	Range Resources Corp.		471,614
18,573	Southwestern Energy Co. *		807,368
			2,269,150
	RETAIL - 6.4%
3,451	AutoZone, Inc. *		525,070
13,979	Best Buy Co., Inc.		490,663
9,128	Kohl's Corp. *		387,666
			1,403,399
	SEMICONDUCTORS - 3.5%
30,080	Broadcom Corp. *		766,439

	SOFTWARE - 3.8%
43,062	Oracle Corp.		843,585

	TELECOMMUNICATIONS - 8.7%
35,202	Corning, Inc.		517,469
31,677	QUALCOMM, Inc.		1,380,800
			1,898,269
	TRANSPORTATION - 2.1%
9,115	CH Robinson Worldwide, Inc.		463,224

	TOTAL COMMON STOCK (Cost - $19,323,698)		21,701,824

	SHORT-TERM INVESTMENTS - 0.5%
111,873	Milestone Treasury Obligation Portfolio, Institutional Class, to yield 0.20%, 6/1/09
	(Cost - $111,873)		111,873

Principal
	COLLATERAL RECEIVED FOR SECURITIES LOANED - 3.9%
$ 864,518	BNP Paribas Securities Corp., Repurchase agreement to yield 0.19%, 6/1/09 with a maturity
	value of $864,536 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $864,518)		864,518

	TOTAL INVESTMENTS - 103.2% (Cost - $20,300,089) (a)		$ 22,678,215

	OTHER ASSETS AND LIABILITIES - (3.2%)		(702,613)

	TOTAL NET ASSETS - 100%		$ 21,975,602

	Percentages indicated are based on net assets of $21,975,602

	* Non-income producing securities.
	+ All or a portion of the security is on loan.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	tax purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 2,779,880
		Unrealized depreciation:	(401,754)
		Net unrealized appreciation:	$ 2,378,126

Securities valuation policies and other investment related disclosures are hereby  incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard
	No. 157 (FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
	speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of
	investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with
	investing in those securities.

	The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	21,813,697
Level 2 - Other Significant Observable Inputs	864,518
Level 3 - Significant Unobservable Inputs	0
Total	22,678,215

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited)
May 31, 2009

Shares			Value
	COMMON STOCK - 98.2%
	AEROSPACE/DEFENSE - 1.4%
1,800	Alliant Techsystems, Inc. *		$ 155,322

	APPAREL - 0.8%
1,475	VF Corp.		83,810

	BANKS - 2.1%
12,350	Fifth Third Bancorp +		85,215
5,325	Prosperity Bancshares, Inc.		149,420
			234,635
	CAPITAL MARKETS - 3.5%
2,825	Jefferies Group, Inc. *		61,105
8,650	Raymond James Financial, Inc. +		137,535
11,225	TD Ameritrade Holding Corp. *		191,274
			389,914
	CHEMICALS - 4.2%
5,350	Albemarle Corp.		150,977
3,275	FMC Corp.		177,996
8,050	Nalco Holding Co.		139,748
			468,721
	COMMERCIAL SERVICES - 3.9%
2,025	Avery Dennison Corp.		55,809
3,450	Pitney Bowes, Inc.		78,936
11,150	RR Donnelley & Sons Co.		150,302
5,850	Waste Connections, Inc. *		148,590
			433,637
	COMMUNICATIONS EQUIPMENT - 1.7%
8,350	Nice Systems, Ltd. *		191,716

	CONSUMER FINANCE - 2.8%
12,725	Capital One Financial Corp.		310,999

	ELECTRIC - 2.0%
16,175	Calpine Corp. *		219,171

	ENERGY EQUIPMENT - 1.5%
3,625	Dresser-Rand Group, Inc. *		101,500
2,750	Superior Energy Services, Inc. *		63,415
			164,915
	ENGINEERING & CONSTRUCTION - 0.7%
3,450	McDermott International, Inc. *		75,797

	FOOD - 6.6%
7,825	ConAgra Foods, Inc.		145,467
4,075	JM Smucker Co. (The)		164,060
8,025	Kroger Co. (The)		182,970
4,100	Ralcorp Holdings, Inc. *		234,807
			727,304
	FOOD PRODUCTS - 1.9%
7,775	Archer-Daniels-Midland Co.		213,968

	HEALTH CARE EQUIPMENT - 0.5%
1,125	Teleflex, Inc.		50,456

	HEALTHCARE-PRODUCTS - 5.3%
1,275	Becton Dickinson and Co.		86,292
925	CR Bard, Inc.		66,128
4,275	Henry Schein, Inc. *		194,684
5,375	Zimmer Holdings, Inc. *		239,456
			586,560
	HEALTHCARE-SERVICES - 4.5%
6,000	DaVita, Inc. *		270,660
5,625	Mednax, Inc. *		227,813
			498,473
	HOUSEHOLD PRODUCTS - 1.5%
3,100	Energizer Holdings, Inc. *		162,006

	INSURANCE - 12.9%
6,350	ACE, Ltd.		279,337
1,000	Arch Capital Group, Ltd. *		56,910
8,300	HCC Insurance Holdings, Inc.		204,927
8,400	IPC Holdings, Ltd.		208,740
3,350	Reinsurance Group of America, Inc.		123,213
8,025	Willis Group Holdings, Ltd.		213,706
5,750	WR Berkley Corp.		124,718
21,150	XL Capital, Ltd.		214,038
			1,425,589
	INTERNET - 1.0%
6,200	eBay, Inc. *		109,244

	INTERNET SOFTWARE AND SERVICES - 0.6%
2,725	Check Point Software Technologies *		63,629

	IT SERVICES - 1.9%
9,850	Amdocs, Ltd. *		213,154

	LEISURE EQUIPMENT - 1.1%
7,575	Mattel, Inc.		118,246

	LIFE SCIENCE TOOLS - 2.7%
925	Mettler-Toledo International, Inc. *		65,851
5,900	Thermo Fisher Scientific, Inc. *		229,569
			295,420
	MACHINERY - 2.1%
1,325	Eaton Corp.		57,638
2,775	General Cable Corp. * +		106,116
1,650	Lincoln Electric Holdings, Inc.		67,320
			231,074
	MACHINERY-CONSTRUCTION & MINING - 0.3%
2,475	Terex Corp. *		33,215

	MEDIA - 1.6%
5,900	Omnicom Group, Inc.		179,950

	OIL & GAS - 3.2%
1,175	Anadarko Petroleum Corp.		56,142
4,900	PetroHawk Energy Corp. *		123,480
10,150	SandRidge Energy, Inc. *		110,534
1,425	XTO Energy, Inc.		60,947
			351,103
	PACKAGING & CONTAINERS - 4.9%
14,850	Owens-Illinois, Inc. *		425,156
5,286	Pactiv Corp. *		118,406
			543,562
	PROFESSIONAL SERVICES - 1.2%
4,900	Equifax, Inc.		133,378

	REITS - 2.8%
22,475	Annaly Capital Management, Inc.		313,302

	RETAIL - 7.3%
4,425	Best Buy Co., Inc.		155,318
8,500	GameStop Corp. *		212,075
5,550	Phillips-Van Heusen Corp.		163,559
1,975	Ross Stores, Inc.		77,341
7,175	Staples, Inc.		146,729
13,609	Wendy's/Arby's Group, Inc.		57,158
			812,180
	ROAD & RAIL - 0.2%
550	Canadian National Railway Co.		23,903

	SAVINGS & LOANS - 2.5%
11,425	New York Community Bancorp, Inc.		126,361
9,270	People's United Financial, Inc.		146,466
			272,827
	SOFTWARE - 5.2%
750	ANSYS, Inc. *		22,395
2,525	Fiserv, Inc. *		106,959
19,900	Nuance Communications, Inc. * +		246,760
6,075	Sybase, Inc. *		197,620
			573,734
	TELECOMMUNICATIONS - 1.8%
13,550	Syniverse Holdings, Inc. *		202,573

	TOTAL COMMON STOCK (Cost - $12,063,890)		10,863,478

	EXCHANGE TRADED FUNDS - 1.0%
3,775	iShares Russell Midcap Value Index Fund
	(Cost - $110,055)		109,135

	SHORT-TERM INVESTMENTS - 1.2%
133,968	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.20%, 6/1/09
	(Cost - $133,968)		133,968

Principal
	COLLATERAL FOR SECURITIES LOANED - 4.5%
$ 497,666	Deutsche Bank Securities, Inc., Repurchase agreement to yield 0.19%, 6/1/09 with a maturity
	value of $497,677 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $497,666)		497,666

	TOTAL INVESTMENTS - 104.9% (Cost - $12,805,579)		$ 11,604,247

	OTHER ASSETS AND LIABILITIES - (4.9%)		(512,811)

	TOTAL NET ASSETS - 100%		$ 11,091,436

	Percentages indicated are based on net assets of $11,091,436

	* Non-income producing securities.
	+ All or a portion of the security is on loan.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	tax purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 477,615
		Unrealized depreciation:	(1,678,947)
		Net unrealized depreciation:	$ (1,201,332)

Securities valuation policies and other investment related disclosures are hereby  incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard
	No. 157 (FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
	speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of
	investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with
	investing in those securities.

	The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	11,106,581
Level 2 - Other Significant Observable Inputs	497,666
Level 3 - Significant Unobservable Inputs	0
Total	11,604,247

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)
May 31, 2009

Shares			Value
	COMMON STOCK - 94.6%
	APPAREL - 4.4%
6,300	Carter's, Inc. *		$ 148,995
8,800	Hanesbrands, Inc. *		148,720
			297,715
	AUTO PARTS & EQUIPMENT - 2.3%
4,800	BorgWarner, Inc.		154,800

	BANKS - 6.6%
6,900	Glacier Bancorp, Inc.		114,333
5,700	Prosperity Bancshares, Inc.		159,942
8,700	Trustmark Corp.		170,433
			444,708
	CHEMICALS - 2.7%
11,900	RPM International, Inc.		182,308

	COAL - 2.3%
4,700	Walter Energy, Inc.		153,408

	COMMERCIAL SERVICES - 4.1%
4,000	MAXIMUS, Inc.		159,600
3,100	Watson Wyatt Worldwide, Inc.		117,614
			277,214
	COMPUTERS - 4.5%
33,600	Brocade Communications Systems, Inc. *		246,624
4,500	Perot Systems Corp. *		61,470
			308,094
	COSMETICS/PERSONAL CARE - 1.7%
1,900	Chattem, Inc. *		113,487

	DISTRIBUTION/WHOLESALE - 2.3%
4,500	Owens & Minor, Inc.		157,770

	ELECTRIC - 4.6%
5,800	Cleco Corp.		118,668
4,200	Portland General Electric Co.		75,558
6,600	Westar Energy, Inc.		117,810
			312,036
	ELECTRICAL COMPONENT & EQUIPMENT - 1.1%
2,000	General Cable Corp. *		76,480

	ELECTRONICS - 2.3%
2,200	Mettler-Toledo International, Inc. *		156,618

	GAS - 2.1%
6,400	Piedmont Natural Gas Co., Inc.		145,024

	HAND/MACHINE TOOLS - 1.3%
2,100	Lincoln Electric Holdings, Inc.		85,680

	HEALTHCARE-PRODUCTS - 2.0%
4,100	West Pharmaceutical Services, Inc.		132,512

	HOUSEHOLD PRODUCTS/WARES - 3.8%
2,500	Church & Dwight Co., Inc.		125,675
5,500	Tupperware Brands Corp.		133,760
			259,435
	INSURANCE - 4.0%
3,800	Aspen Insurance Holdingsm Ltd.		87,742
7,500	IPC Holdings, Ltd.		186,375
			274,117
	MACHINERY-DIVERSIFIED - 6.3%
5,100	Gardner Denver, Inc. *		144,534
3,900	Nordson Corp.		149,760
3,800	Wabtec Corp.		135,584
			429,878
	METAL FABRICATE/HARDWARE - 0.6%
2,300	Timken Co.		38,893

	MISCELLANEOUS MANUFACTURING - 11.4%
5,000	AO Smith Corp.		149,950
5,000	Aptargroup, Inc.		155,050
9,000	Barnes Group, Inc.		137,340
2,200	Brink's Co. (The)		58,498
4,100	Crane Co.		96,678
3,500	Teleflex, Inc.		156,975
1,300	Trinity Industries, Inc.		19,812
			774,303
	OIL & GAS SERVICES - 3.9%
2,800	Exterran Holdings, Inc. * +		55,748
8,100	Oil States International, Inc. *		211,653
			267,401
	REITS - 4.7%
9,600	Senior Housing Properties Trust		160,800
4,900	Tanger Factory Outlet Centers		158,564
			319,364
	RETAIL - 7.4%
4,000	BJ's Wholesale Club, Inc. *		140,960
2,100	Childrens Place Retail Stores, Inc. (The) *		75,411
7,200	Dick's Sporting Goods, Inc. *		128,160
5,900	Jack in the Box, Inc. *		155,170
			499,701
	SAVINGS & LOANS - 3.8%
11,100	First Niagara Financial Group, Inc.		140,859
9,000	Washington Federal, Inc.		118,080
			258,939
	TELECOMMUNICATIONS - 1.5%
7,200	Netgear, Inc. *		101,016

	TRANSPORTATION - 2.9%
5,100	Bristow Group, Inc. *		161,313
1,200	Genesee & Wyoming, Inc. *		34,704
			196,017

	TOTAL COMMON STOCK (Cost - $5,566,228)		6,416,918

	SHORT-TERM INVESTMENTS - 5.1%
345,787	Milestone Treasury Obligation Portfolio, Institutional Class, to yield 0.20%, 6/1/09
	(Cost - $345,787)		345,787

Principal
	COLLATERAL FOR SECURITIES LOANED - 0.8%
$ 54,761	BNP Paribas Securities Corp., Repurchase agreement to yield 0.19%, 6/1/09 with a maturity
	value of $54,762 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $54,761)		54,761

	TOTAL INVESTMENTS - 100.5% (Cost - $5,966,776) (a)		$ 6,817,466

	OTHER ASSETS AND LIABILITIES - (0.5%)		(34,952)

	TOTAL NET ASSETS - 100%		$ 6,782,514

	Percentages indicated are based on net assets of $6,782,514

	* Non-income producing securities.
	+ All or a portion of the security is on loan.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	tax purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 1,079,794
		Unrealized depreciation:	(229,104)
		Net unrealized appreciation:	$ 850,690

Securities valuation policies and other investment related disclosures are hereby  incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard
	No. 157 (FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
	speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of
	investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with
	investing in those securities.

	The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	6,762,705
Level 2 - Other Significant Observable Inputs	54,761
Level 3 - Significant Unobservable Inputs	0
Total	6,817,466

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
May 31, 2009

Shares			Value

	COMMON STOCK - 96.6%
	AEROSPACE/DEFENSE - 1.1%
3,070	BAE Systems PLC ADR		$ 68,001

	AGRICULTURE - 2.6%
2,970	Imperial Tobacco Group PLC ADR		152,925

	AUTO MANUFACTURERS - 4.2%
4,400	Bayerische Motoren Werke AG ADR		52,800
1,100	Honda Motor Co., Ltd. ADR		31,933
2,070	Toyota Motor Corp. ADR		165,911
			250,644
	BANKS - 19.1%
11,680	Banco Santander SA ADR		125,443
3,840	BNP Paribas ADR		133,133
500	Commonwealth Bank of Australia ADR * ^		42,191
1,870	DBS Group Holdings, Ltd. ADR		61,579
2,416	HSBC Holdings PLC ADR		109,831
1,000	Industrial & Commercial Bank of China ADR		31,550
7,560	Intesa Sanpaolo SpA ADR *		161,406
21,250	Mitsubishi UFJ Financial Group, Inc. ADR		134,725
26,630	National Bank of Greece SA ADR *		152,057
13,480	Sumitomo Mitsui Financial Group, Inc. ADR		51,224
1,770	Westpac Banking Corp. ADR		135,440
			1,138,579
	BEVERAGES - 1.3%
1,870	Asahi Breweries, Ltd. ADR		76,931

	BIOTECHNOLOGY - 1.5%
7,810	CSL, Ltd. ADR		92,470

	BUILDING MATERIALS - 2.3%
4,700	Boral, Ltd. ADR		59,455
4,740	Lafarge SA ADR		80,580
			140,035
	CHEMICALS - 1.9%
1,940	Bayer AG ADR		110,580

	DISTRIBUTION/WHOLESALE - 3.0%
700	Mitsui & Co., Ltd. ADR		177,604

	ELECTRIC - 7.6%
2,770	E.ON AG ADR		98,280
2,492	GDF Suez ADR		97,313
1,300	Kansai Electric Power Co., Inc. (The) ADR *		56,383
1,150	RWE AG ADR		95,393
5,690	Scottish & Southern Energy PLC ADR		105,834
			453,203
	FOOD - 5.8%
7,360	Nestle SA ADR		268,419
4,540	Tesco PLC ADR		79,949
			348,368
	FOOD SERVICE - 1.5%
15,750	Compass Group PLC ADR		91,822

	HOUSEHOLD PRODUCTS/WARES - 1.7%
11,725	Reckitt Benckiser Group PLC ADR		101,421

	INSURANCE - 2.0%
6,340	AXA SA ADR		119,509

	IRON/STEEL - 3.0%
4,070	ArcelorMittal		135,043
1,670	Sumitomo Metal Industries, Ltd. ADR		44,422
			179,465
	MACHINERY-CONSTRUCTION & MINING - 1.0%
1,000	Komatsu, Ltd. ADR		58,400

	MACHINERY-DIVERSIFIED - 0.9%
8,300	MAN SE ADR *		50,987

	MEDIA - 0.9%
10	Grupo Televisa SA ADR		178
1,500	WPP PLC ADR		56,085
			56,263
	METAL FABRICATE/HARDWARE - 1.9%
2,420	NSK, Ltd. ADR		115,918

	MINING - 2.3%
2,420	BHP Billiton, Ltd. ADR		136,101

	MISCELLANEOUS MANUFACTURERS - 2.1%
1,695	Siemens AG ADR		124,481

	OIL & GAS - 9.6%
1,745	BG Group PLC ADR		158,306
4,440	BP PLC ADR		219,780
700	CNOOC, Ltd. ADR		93,814
2,224	Petroleo Brasileiro SA ADR		97,923
			569,823
	PHARMACEUTICALS - 4.7%
3,730	Roche Holding, Ltd. ADR		127,715
3,245	Teva Pharmaceutical Industries, Ltd. ADR		150,438
			278,153
	RETAIL - 2.0%
12,980	Inditex SA ADR		119,416

	SEMICONDUCTORS - 2.0%
5,080	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		55,575
700	Tokyo Electron, Ltd. ADR *		65,800
			121,375
	TELECOMMUNICATIONS - 8.5%
8,840	KONINKLIJKE KPN NV ADR		115,804
4,410	Nippon Telegraph & Telephone Corp. ADR		91,596
7,840	Nokia OYJ ADR		119,952
4,000	Telecom Italia SpA ADR		56,480
6,440	Vodafone Group PLC ADR		121,201
			505,033
	TOYS/GAMES/HOBBIES - 1.1%
1,870	Nintendo Co., Ltd. ADR		62,982

	TRANSPORTATION - 1.0%
1,400	Canadian National Railway Co.		60,844

	TOTAL COMMON STOCK (Cost - $7,411,684)		5,761,333

	SHORT-TERM INVESTMENTS - 2.8%
166,091	Milestone Treasury Obligation Portfolio, Institutional Class, to yield 0.20%, 6/1/09
	(Cost - $166,091)		166,091

	TOTAL INVESTMENTS - 99.4% (Cost - $7,577,775)		$ 5,927,424

	OTHER ASSETS AND LIABILITIES - 0.6%		33,596

	TOTAL NET ASSETS - 100%		$ 5,961,022

	Percentages indicated are based on net assets of $5,961,022

	* Non-income producing securities.
	ADR - American Depositary Receipt
	^ 144A Security

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	tax purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 243,801
		Unrealized depreciation:	(1,894,152)
		Net unrealized depreciation:	$ (1,650,351)

Securities valuation policies and other investment related disclosures are hereby  incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard
	No. 157 (FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
	speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of
	investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with
	investing in those securities.

	The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	5,927,424
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	0
Total	5,927,424

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
May 31, 2009

Shares			Value
	COMMON STOCK - 98.3%
	BIOTECHNOLOGY - 14.3%
69,400	Affymetrix, Inc. *		$ 333,814
17,200	Amgen, Inc. *		858,968
11,000	Biogen Idec, Inc. *		569,690
5,100	Genzyme Corp. *		301,614
20,000	Human Genome Sciences, Inc. *		49,400
			2,113,486
	HEALTHCARE-PRODUCTS - 15.7%
39,600	Boston Scientific Corp. *		372,240
8,300	Johnson & Johnson		457,828
15,200	Medtronic, Inc.		522,120
4,200	Techne Corp.		253,134
16,500	Waters Corp. *		714,780
			2,320,102
	HEALTHCARE-SERVICES - 24.6%
24,500	AmerisourceBergen Corp.		908,950
14,500	Cardinal Health, Inc.		518,375
39,500	IMS Health, Inc.		475,580
30,726	PharMerica Corp. *		538,934
27,000	UnitedHealth Group, Inc.		718,200
10,000	WellPoint, Inc. *		465,700
			3,625,739
	PHARMACEUTICALS - 43.7%
14,300	AstraZeneca PLC +		596,596
53,156	Corcept Therapeutics, Inc. * +		46,777
16,500	Eli Lilly & Co.		570,405
18,700	GlaxoSmithKline PLC		630,377
38,000	King Pharmaceuticals, Inc. *		359,480
9,000	McKesson Corp.		370,350
36,200	Medicis Pharmaceutical Corp.		569,064
10,000	Novartis AG		400,200
24,000	Par Pharmaceutical Cos., Inc. *		320,400
35,500	Pfizer, Inc.		539,245
16,100	Sanofi-Aventis SA		510,209
16,700	Teva Pharmaceutical Industries, Ltd.		774,212
25,500	Watson Pharmaceuticals, Inc. *		771,375
			6,458,690

	TOTAL COMMON STOCK (Cost - $18,910,071)		14,518,017

	SHORT-TERM INVESTMENTS - 1.4%
199,324	Milestone Treasury Obligation Portfolio, Institutional Class, to yield 0.20%, 6/1/09
	(Cost - $199,324)		199,324

Principal
	COLLATERAL FOR SECURITIES LOANED - 4.1%
$ 603,571	Deutsche Bank Securities, Inc., Repurchase agreement to yield 0.19%, 6/1/09 with a maturity
	value of $603,584 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $603,571)		603,571

	TOTAL INVESTMENTS - 103.8% (Cost - $19,712,966)		$ 15,320,912

	OTHER ASSETS AND LIABILITIES - (3.8%)		(561,653)

	TOTAL NET ASSETS - 100%		$ 14,759,259

	Percentages indicated are based on net assets of $14,759,259

	* Non-income producing securities.
	ADR - American Depositary Receipt
	+ All or a portion of the security is on loan.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	tax purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 711,645
		Unrealized depreciation:	(5,103,699)
		Net unrealized depreciation:	$ (4,392,054)

Securities valuation policies and other investment related disclosures are hereby  incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard
	No. 157 (FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
	speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of
	investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with
	investing in those securities.

	The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	14,717,341
Level 2 - Other Significant Observable Inputs	603,571
Level 3 - Significant Unobservable Inputs	0
Total	15,320,912

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
May 31, 2009

Shares			Value
	COMMON STOCK - 96.8%
	AEROSPACE/DEFENSE - 1.6%
3,900	Goodrich Corp.		$ 189,306

	BIOTECHNOLOGY - 7.5%
5,700	Alexion Pharmaceuticals, Inc. *		208,050
4,550	Genzyme Corp. *		269,087
2,500	Gilead Sciences, Inc. *		107,750
2,570	Illumina, Inc. *		94,345
5,224	Myriad Genetics, Inc. *		188,900
			868,132
	CHEMICALS - 3.1%
2,700	Monsanto Co.		221,805
2,900	Syngenta AG ADR		141,520
			363,325
	COMPUTERS - 17.4%
4,450	Apple, Inc. *		604,355
12,330	Brocade Communications Systems, Inc. *		90,502
28,300	Cadence Design Systems, Inc. *		159,895
11,000	Compellent Technologies, Inc. *		128,370
4,600	Data Domain, Inc. *		117,162
17,160	EMC Corp. (Massachusetts) *		201,630
3,200	Hewlett-Packard Co.		109,920
8,900	NetApp, Inc. *		173,550
2,904	Research In Motion, Ltd. *		228,371
11,600	STEC, Inc. * +		190,124
			2,003,879
	ELECTRONICS - 2.8%
9,578	Amphenol Corp.		319,809

	INTERNET - 16.7%
1,440	Amazon.com, Inc. *		112,306
845	Baidu, Inc. (China) ADR *		222,911
4,800	Ctrip.com International, Ltd.		196,560
670	Google, Inc. *		279,544
2,780	McAfee, Inc. *		109,059
6,700	Netease.com ADR * +		231,686
2,100	OpenTable, Inc. * +		59,808
1,390	Priceline.com, Inc. * +		153,053
18,300	Symantec Corp. *		285,297
11,700	VeriSign, Inc. *		273,897
			1,924,121
	OIL & GAS SERVICES - 2.1%
5,200	Halliburton Co.		119,236
2,100	Schlumberger, Ltd.		120,183
			239,419
	PHARMACEUTICALS - 1.0%
1,900	Cephalon, Inc. * +		110,789

	SEMICONDUCTORS - 18.3%
6,810	Altera Corp.		115,906
13,210	Broadcom Corp. *		336,591
18,800	Fairchild Semiconductor International, Inc. *		132,728
22,910	Marvell Technology Group, Ltd. *		261,861
14,400	Maxim Integrated Products, Inc.		233,712
5,400	Monolithic Power Systems, Inc. *		111,834
9,407	Netlogic Microsystems, Inc. * +		307,797
31,400	ON Semiconductor Corp. *		215,090
22,200	PMC - Sierra, Inc. *		168,498
10,750	Xilinx, Inc.		222,955
			2,106,972
	SOFTWARE - 11.1%
21,340	Activision Blizzard, Inc. *		257,787
3,640	Athenahealth, Inc. *		109,855
3,700	BMC Software, Inc. *		126,170
7,505	Check Point Software Technologies *		175,242
6,700	Citrix Systems, Inc. *		210,447
2,510	Open Text Corp. *		88,427
9,558	Sybase, Inc. *		310,922
			1,278,850
	TELECOMMUNICATIONS - 15.2%
3,740	American Tower Corp. *		119,194
3,510	China Mobile, Ltd. ADR		172,727
8,940	Cisco Systems, Inc. *		165,390
7,500	InterDigital, Inc. (PA) *		192,150
8,000	Juniper Networks, Inc. *		197,840
12,720	QUALCOMM, Inc.		554,465
4,520	SBA Communications Corp. *		115,576
9,790	Starent Networks Corp. * +		206,863
1,764	Tata Communications, Ltd. ADR +		33,340
			1,757,545

	TOTAL COMMON STOCK (Cost - $8,714,420)		11,162,147

	SHORT-TERM INVESTMENTS - 2.8%
326,222	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.20%, 6/1/09
	(Cost - $326,222)		326,222
Principal
	COLLATERAL FOR SECURITIES LOANED - 4.6%
$ 530,325	Deutsche Bank Securities, Inc., Repurchase agreement to yield 0.19%, 6/1/09 with a maturity
	value of $530,336 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $530,325)		530,325

	TOTAL INVESTMENTS - 104.2% (Cost - $9,570,967) (a)		$ 12,018,694

	OTHER ASSETS AND LIABILITIES - (4.2%)		(481,715)

	TOTAL NET ASSETS - 100%		$ 11,536,979

	Percentages indicated are based on net assets of $11,536,979

	* Non-income producing securities.
	ADR - American Depositary Receipt
	+ All or a portion of the security is on loan.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	tax purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 2,555,661
		Unrealized depreciation:	(107,934)
		Net unrealized appreciation:	$ 2,447,727

Securities valuation policies and other investment related disclosures are hereby  incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard
	No. 157 (FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
	speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of
	investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with
	investing in those securities.

	The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	11,488,369
Level 2 - Other Significant Observable Inputs	530,325
Level 3 - Significant Unobservable Inputs	0
Total	12,018,694

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
May 31, 2009

Shares			Value
	COMMON STOCK - 96.0%
	CHEMICALS - 15.9%
3,593	Air Products & Chemicals, Inc.		$ 232,754
10,141	Celanese Corp.		207,992
2,608	Monsanto Co.		214,247
3,132	Praxair, Inc.		229,262
			884,255
	ENGINEERING & CONSTRUCTION - 3.8%
4,361	URS Corp. *		209,677

	FOREST PRODUCTS & PAPER - 3.8%
6,189	Weyerhaeuser Co.		207,827

	MINING - 4.4%
4,481	Freeport-McMoRan Copper & Gold, Inc.		243,901

	OIL & GAS - 40.5%
4,429	Anadarko Petroleum Corp.		211,618
3,131	Apache Corp.		263,818
8,186	BG Group PLC		148,899
1,275	Chevron Corp.		85,004
2,652	Devon Energy Corp.		167,712
4,503	Marathon Oil Corp.		143,556
12,451	Mariner Energy, Inc. *		180,041
2,202	Royal Dutch Shell PLC ADR		118,710
11,067	Talisman Energy, Inc.		180,281
4,900	Total SA ADR		282,485
2,863	Transocean Ltd. *		227,551
5,598	XTO Energy, Inc.		239,426
			2,249,101
	OIL & GAS SERVICES - 22.7%
2,785	Baker Hughes, Inc.		108,782
7,926	BJ Services Co.		123,963
10,292	Halliburton Co.		235,996
21,559	Key Energy Services, Inc. *		139,055
3,023	Lufkin Industries, Inc.		137,184
1,986	Schlumberger, Ltd.		113,659
7,556	Smith International, Inc.		220,560
20,613	Tesco Corp. *		183,456
			1,262,655
	PACKAGING & CONTAINERS - 2.8%
5,482	Owens-Illinois, Inc. *		156,950

	PIPELINES - 2.1%
11,650	El Paso Corp.		113,587

	TOTAL COMMON STOCK (Cost - $5,289,957)		5,327,953

	SHORT-TERM INVESTMENTS - 5.1%
286,995	Milestone Treasury Obligation Portfolio, Institutional Class, to yield 0.20%, 6/1/09
	(Cost $286,995)		286,995

	TOTAL INVESTMENTS - 101.1% (Cost - $5,576,952) (a)		$ 5,614,948

	OTHER ASSETS AND LIABILITIES - (1.1%)		(62,778)

	TOTAL NET ASSETS - 100%		$ 5,552,170

	Percentages indicated are based on net assets of $5,552,170

	* Non-income producing securities.
	ADR - American Depositary Receipt

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	tax purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 685,607
		Unrealized depreciation:	(647,611)
		Net unrealized appreciation:	$ 37,996

Securities valuation policies and other investment related disclosures are hereby  incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard
	No. 157 (FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
	speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with
	investing in those securities.

	The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	5,614,948
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	0
Total	5,614,948

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited)
May 31, 2009

Shares			Value
	COMMON STOCK - 95.3%
	BANKS - 56.0%
3,038	Bank of America Corp.		$ 34,238
521	Goldman Sachs Group, Inc. (The)		75,321
7,845	HSBC Holdings PLC		70,399
1,652	JPMorgan Chase & Co.		60,959
1,325	Julius Baer Holding AG		55,711
868	M&T Bank Corp.		43,660
2,094	Morgan Stanley		63,490
878	Northern Trust Corp.		50,617
1,220	PNC Financial Services Group, Inc.		55,571
1,585	State Street Corp.		73,623
4,250	UBS AG *		63,484
2,687	US Bancorp		51,590
2,329	Wells Fargo & Co.		59,390
			758,053
	COMMERCIAL SERVICES - 3.6%
725	Visa, Inc.		49,090

	DIVERSIFIED FINANCIAL SERVICES - 16.2%
349	BlackRock, Inc.		55,666
184	CME Group, Inc.		59,182
441	IntercontinentalExchange, Inc. *		47,535
3,627	Invesco, Ltd.		56,763
			219,146
	INSURANCE - 19.5%
1,163	ACE, Ltd.		51,160
494	Arch Capital Group, Ltd. *		28,114
13	Berkshire Hathaway, Inc., Class B *		38,636
1,905	MetLife, Inc.		60,008
421	PartnerRe, Ltd.		27,474
1,426	Travelers Cos, Inc. (The)		57,981
			263,373

	TOTAL COMMON STOCK (Cost - $1,463,081)		1,289,662

	SHORT-TERM INVESTMENTS - 4.6%
62,324	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.20%, 6/1/09
	(Cost - $62,324)		62,324

	TOTAL INVESTMENTS - 99.9% (Cost - $1,525,405) (a)		$ 1,351,986

	OTHER ASSETS AND LIABILITIES - 0.1%		670

	TOTAL NET ASSETS - 100%		$ 1,352,656

	Percentages indicated are based on net assets of $1,352,656

	* Non-income producing securities.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	tax purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 81,472
		Unrealized depreciation:	(254,891)
		Net unrealized depreciation:	$ (173,419)

Securities valuation policies and other investment related disclosures are hereby  incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard
	No. 157 (FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
	speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of
	investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with
	investing in those securities.

	The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	1,351,986
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	0
Total	1,351,986

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
May 31, 2009

Principal			Value
	U.S. GOVERNMENT AND AGENCIES - 35.1%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.5%
$ 314,126	5.375%, 8/15/11		$ 324,875
1,000,000	5.125%, 10/18/16		1,092,400
			1,417,275
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.3%
1,000,000	4.125%, 4/15/14		1,052,133
700,000	5.00%, 4/15/15		768,188
			1,820,321
	U.S. TREASURY NOTES - 9.2%
1,100,000	4.50%, 11/15/15		1,207,130
150,000	3.875%, 10/31/12		161,361
			1,368,491
	U.S. TREASURY INFLATION PROTECTION SECURITIES - 4.1%
510,000	1.875%, 7/15/13		609,755

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost - $4,853,781)		5,215,842

	CORPORATE BONDS AND NOTES - 65.3%
	AEROSPACE/DEFENSE - 4.0%
158,000	United Technologies Corp., 6.50%, 6/1/09		158,038
400,000	United Technologies Corp., 7.125%, 11/15/10		429,713
			587,751
	BANKS - 11.7%
300,000	Bank of America Corp., 5.75%, 12/1/17		268,899
390,000	Citigroup, Inc., 5.10%, 9/29/11		385,048
280,000	Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12		291,743
800,000	JPMorgan Chase & Co.,3.80%, 10/2/09		799,340
			1,745,030
	CHEMICALS - 2.3%
300,000	Monsanto Co., 7.375%, 8/15/12		337,130

	COMMERCIAL MORTGAGE BACKED SECURITIES - 1.3%
200,000	Citigroup Commercial Mortgage Trust, 5.378%, 10/15/49		186,891

	DIVERSIFIED FINANCIAL SERVICES - 9.4%
300,000	Boeing Capital Corp., 5.00%, 8/15/10		305,073
500,000	Caterpillar Financial Services Corp., 5.125%, 10/12/11		522,760
300,000	John Deere Capital Corp., 5.40%, 4/7/10		309,801
200,000	Merrill Lynch & Co., Inc. 5.77%, 7/25/11		202,115
65,000	National Rural Utilities Cooperative Finance Corp., 4.35%, 11/15/11		65,579
			1,405,328
	ELECTRIC - 14.0%
600,000	General Electric Capital Corp., 5.625%, 5/1/18		572,027
200,000	DPL, Inc., 6.875%, 9/1/11		207,720
510,000	FPL Group Capital, Inc., 5.625%, 9/1/11		546,501
200,000	Public Service Electric & Gas Co., 5.125%, 9/1/12		207,832
100,000	Southern California Gas Co., 5.50%, 3/15/14		107,919
400,000	Southern California Edison Co., 5.75%, 3/15/14		433,846
			2,075,845

	HEALTHCARE-PRODUCTS - 2.1%
300,000	Hospira, Inc., 5.90%, 6/15/14		307,101

	INSURANCE - 2.8%
140,000	Aflac, Inc., 8.50%, 5/15/19		145,938
300,000	Prudential Financial, Inc., 6.00%, 12/1/17		278,036
			423,974

	MACHINERY-CONSTRUCTION & MINING - 0.7%
100,000	Caterpillar, Inc., 6.55%, 5/1/11		107,099

	OIL & GAS - 5.2%
240,000	Anadarko Petroleum Corp., 5.95%, 9/15/16		229,548
300,000	Conoco Funding Co., 6.35%, 10/15/11		329,082
200,000	Ocean Energy, Inc., 7.25%, 10/1/11		212,887
			771,517

	OIL & GAS SERVICE - 3.2%
210,000	Smith International, Inc., 9.75%, 3/15/19		230,649
220,000	Weatherford International, Ltd., 9.625%, 3/1/19		248,287
			478,936

	PIPELINES - 2.8%
400,000	Consolidated Natural Gas Co., 6.25%, 11/1/11		418,099

	TELECOMMUNICATIONS - 4.8%
587,000	AT&T, Inc., 5.30%, 11/15/10		607,820
100,000	Verizon Communications, Inc., 5.35%, 2/15/11		104,015
			711,835

	TRANSPORTATION - 1.0%
138,000	Fedex Corp., 8.00%, 1/15/19		149,842

	TOTAL CORPORATE BONDS AND NOTES (Cost - $9,462,176)		9,706,378

	TOTAL INVESTMENTS - 100.4% (Cost - $14,315,957) (a)		$ 14,922,220

	OTHER ASSETS AND LIABILITIES - (0.4%)		(45,800)

	TOTAL NET ASSETS - 100%		$ 14,876,420

	Percentages indicated are based on net assets of $14,876,420

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	tax purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 676,998
		Unrealized depreciation:	(70,735)
		Net unrealized appreciation:	$ 606,263

Securities valuation policies and other investment related disclosures are hereby  incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard
	No. 157 (FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
	speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of
	investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with
	investing in those securities.

	The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	0
Level 2 - Other Significant Observable Inputs	14,922,220
Level 3 - Significant Unobservable Inputs	0
Total	14,922,220

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)
May 31, 2009

Principal			Value
	MUNICIPAL BONDS - 95.4%
	ALASKA - 5.2%
	Education - 5.2%
$ 150,000	City of Anchorage Schools, Series A, 5.00%, 10/1/20		$ 163,887

	CALIFORNIA - 13.8%
	Education - 9.3%
250,000	Alvord Unified School District, Series A, 5.90%, 2/1/20, MBIA		289,890
	General Obligation - 3.2%
100,000	State of California, Variable Purpose, 5.00%, 3/1/21		101,067
	Housing - 1.3%
40,000	State Housing Financing Agency Revenue, Series A, Class I, 5.30%, 8/1/18, FHA		39,682
			430,639

	COLORADO - 3.5%
	Public Facilities - 3.5%
100,000	Denver, CO City & County Excise Tax Revenue, 5.50%, 9/1/17, FSA		108,101

	DISTRICT OF COLUMBIA - 2.9%
	Public Facilities - 2.9%
100,000	Washington D.C. Convention Center Authority, Series A, 4.50%, 10/1/30, AMBAC		92,058

	KENTUCKY - 6.1%
	Education - 6.1%
200,000	Mercer County School District Finance Corp. School Building Revenue, 4.125%, 5/1/23		191,146

	NORTH CAROLINA - 8.5%
	General Obligation - 3.5%
100,000	Mecklenburg County, Series B, 4.50%, 2/1/18		108,699
	Water/Sewer - 5.0%
150,000	Wilmington, NC Water & Sewer System Revenue, 5.00%, 6/1/23		156,907
			265,606

	NORTH DAKOTA - 2.5%
	Housing - 2.5%
77,000	State Housing Financing Agency Revenue, Series C, 5.50%, 7/1/18		77,550

	MAINE - 4.5%
	Education - 4.5%
140,000	University of Maine System Revenue, 4.50%, 3/1/26		141,728

	MISSOURI - 5.5%
	Education - 5.5%
150,000	Kirksville R-III School District, 5.00%, 3/1/20		171,584

	NEW JERSEY - 4.8%
	Housing - 4.8%
200,000	New Jersey Economic Development Authority, 5.35%, 2/1/38, MBIA		150,882

	NEW YORK - 5.0%
	General Obligation - 5.0%
150,000	City of New York, 5.00%, 8/1/23, FSA		154,854

	OHIO - 3.0%
	Education - 3.0%
100,000	Marysville Exempt Village School District, 4.375%, 12/1/29, MBIA		93,100

	PENNSLVANIA - 5.1%
	General Obligation - 5.1%
150,000	Philadelphia, 4.90%, 9/15/20, FSA		158,632

	SOUTH DAKOTA - 3.7%
	General Obligation - 3.7%
100,000	Heartland Consumers Power District Electric, Revenue, 6.00%, 1/1/17, FSA		116,632

	TEXAS - 9.6%
	Education - 5.0%
150,000	State University System Revenue, 5.375%, 3/15/17, FSA		155,823
	Water/Sewer - 4.6%
150,000	State Water Assistance, Series A, 4.50%, 8/1/22		142,657
			298,480

	UTAH - 5.3%
	Education - 5.3%
150,000	State Board Regents Revenue, 5.25%, 12/1/14, AMBAC		166,674

	WISCONSIN - 6.4%
	Health/Hospital - 6.4%
200,000	State Health & Educational Facilities Authority, Revenue, 5.25%, 8/15/19, AMBAC		200,804

	TOTAL MUNICIPAL BONDS (Cost - $3,017,271)		2,982,357
Shares
	SHORT-TERM INVESTMENTS - 3.1%
96,981	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.20%, 6/1/09
	(Cost - $96,981)		96,981

	TOTAL INVESTMENTS - 98.5% (Cost - $3,114,252) (a)		$ 3,079,338

	OTHER ASSETS AND LIABILITIES - 1.5%		48,430

	TOTAL NET ASSETS - 100%		$ 3,127,768

	Percentages indicated are based on net assets of $3,127,768

	AMBAC	Insured by AMBAC Indemnity Corporation
	FGIC	Insured by Financial Guaranty Insurance Corporation
	FHA	Federal Housing Administartion
	FSA	Insured by Federal Security Assurance
	GO	General Obligation
	LO	Limited Obligation
	MBIA	Insured by Municipal Bond Insurance Association

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	tax purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 53,865
		Unrealized depreciation:	(88,779)
		Net unrealized depreciation:	$ (34,914)

Securities valuation policies and other investment related disclosures are hereby  incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard
	No. 157 (FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
	speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of
	investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with
	investing in those securities.

	The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	96,981
Level 2 - Other Significant Observable Inputs	2,982,357
Level 3 - Significant Unobservable Inputs	0
Total	3,079,338

SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
May 31, 2009

Principal		Value
	CORPORATE NOTES AND BONDS - 3.7%
	BANKS - 3.7%
$ 1,000,000	Bank of America
	To Yield 0.966%, 2/5/10 ++	$ 1,000,000

	TOTAL CORPORATE NOTES AND BONDS (Cost - $1,000,000)	1,000,000

	U.S. GOVERNMENT AGENCIES - 77.4%
	FEDERAL HOME LOAN BANK DISCOUNT NOTES - 44.0%
2,000,000	To Yield 0.175%, 7/15/09	1,999,572
1,670,000	To Yield 0.220%, 8/17/09	1,669,214
4,000,000	To Yield 0.210%, 8/26/09	3,997,993
4,000,000	To Yield 0.230%, 9/1/09	3,997,648
		11,664,427

	FEDERAL HOME LOAN MORTGAGE DISCOUNT NOTES - 18.3%
1,800,000	To Yield 0.330%, 6/17/09	1,799,736
3,064,000	To Yield 0.200%, 6/19/09	3,063,694
		4,863,430

	FEDERAL NATIONAL MORTGAGE DISCOUNT NOTES - 15.1%
2,000,000	To Yield 0.150%, 6/12/09	1,999,908
2,000,000	To Yield 0.210%, 8/26/09	1,998,997
		3,998,905

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $20,526,762)	20,526,762

	REPURCHASE AGREEMENT - 18.6%
4,932,000	Bank of America, 0.17%, due 6/1/09 with a full maturity value of $4,932,093
	(Fully collateralized by U.S. government agencies and obligations)
	(Cost - $4,932,000)	4,932,000

	TOTAL INVESTMENTS - 99.7% (Cost - $26,458,762)	$ 26,458,762

	OTHER ASSETS AND LIABILITIES - 0.3%	71,148

	TOTAL NET ASSETS - 100%	$ 26,529,910

	Percentage indicated are based on net assets of $26,529,910

	++ Restricted security. The value of such security is 3.7% of net assets and has been fair valued under procedures established by the Portfolio's Board of Trustees.

Securities valuation policies and other investment related disclosures are hereby  incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard
	No. 157 (FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
	speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of
	investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with
	investing in those securities.

	The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	0
Level 2 - Other Significant Observable Inputs	26,458,762
Level 3 - Significant Unobservable Inputs	0
Total	26,458,762

APPENDIX A:

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  NASDAQ traded securities are valued at the NASDAQ official closing price (NOCP).   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods, which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices.  Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.  U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value.   Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date.   Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.   Futures are valued based on their daily settlement value.

Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees, there is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.  As of May 31, 2009, there were no securities for which market quotations were not readily available.

The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region.   Investments in countries in which International Equity may invest may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By (Signature and Title)

       /s/Bruce E. Ventimiglia, President and Chief Executive Officer

Date

07/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/Bruce E Ventimiglia, President and Chief Executive Officer

Date

07/28/09

By (Signature and Title)

       /s/Jonathan W. Ventimiglia, Treasurer and Chief Financial Officer

Date

07/28/09